Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of cash and cash equivalents
	At June 30,	At December 31,
	2022	2021
(in Euros)	(Unaudited)
Cash in bank	€34,667,138	€37,236,089
Cash in hand & prepaid cards	4,018	4,073
Total	€34,671,156	€37,240,162